Summary of Significant Accounting Policies (Details)			6 Months Ended				12 Months Ended
		Oct. 13, 2025 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit losses
Write-downs of inventories			105,024		$ 9,267	$ 5,976
Allowance for expected credit loss against loans receivable			93,473				90,849
Allowance for expected credit loss other current assets			$ 2				2	2
Short-term lease term			12 months
Amortization period			1 year
Material incremental costs
Term of expected benefit from material incremental costs			1 year	1 year
Contract with customer, liability, revenue recognized							24,494		$ 3,082
Contract liabilities			$ 20,259				24,623
Contributions by group and its employees at rate			5.00%	5.00%
Monthly relevant income			$ 3,834	$ 30,000
Plan incurred costs			$ 4,661		$ 5,712	$ 6,826
Bearing interest		3.00%
Diluted earnings (loss) per share (in Dollars per share) | $ / shares	[1]		$ (0.0261)		$ (0.024)	$ (0.0109)
Fair value			$ 2,211,552				2,702,943
Impairment loss
Impairment of long-lived assets
Basic loss per share (in Dollars per share) | $ / shares	[1]		$ (0.0261)		$ (0.024)	$ (0.0109)
BTC [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value	[2]		$ 1,758,924				$ 2,625,574
Crypto asset, units			30
Convertible Debt [Member]
Summary of Significant Accounting Policies [Line Items]
Mature term		3 years
Principal amount		$ 10,000,000
Conversion price (in Dollars per share) | $ / shares		$ 4.64
Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Mature term			1 year	1 year

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.
[2]	During the six months ended June 30, 2026, the 30 BTC held by the Group were pledged as collateral to secure borrowing facilities for a three-year term commencing on February 10, 2026, the drawdown date. As a result of this pledge arrangement, these BTC are classified as restricted digital assets as of June 30, 2026. Changes in fair value are recognized as unrealized losses on digital assets in the unaudited condensed consolidated statements of operations and comprehensive loss.